Earnings per share (Details) - Schedule of income and share data used in calculation of basic earnings per share $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Income And Share Data Used In Calculation Of Basic Earnings Per Share Abstract
Attributable to Owners of the Group	$ 872,557	$ 872,557	$ 1,751,645	$ 1,751,645	$ 298,444	$ 298,444
Shares (in thousands of shares)
Basic	37,256,000	37,256,000	36,974,000	36,974,000	34,083,000	34,083,000
Diluted	37,277,000	37,277,000	37,337,000	37,337,000	34,383,000	34,383,000
Basic earnings per share (pesos per share) | (per share)	$ 23.42	$ 23,420	$ 47.38	$ 47,380	$ 8.76	$ 8,760
Diluted earnings per share (pesos per share) | (per share)	$ 23.41	$ 23,410	$ 46.91	$ 46,910	$ 8.68	$ 8,680